Subsequent Events - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 14, 2025	Feb. 06, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Cash dividend			$ 600,000	$ 117,184	$ 163,736
Subsequent Event
Subsequent Event [Line Items]
Cash dividend	$ 150,000
Subsequent Event | 7.625% Series F Cumulative Redeemable Perpetual Preference Shares
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		$ 144,600
Payments for repurchase of preferred stock and preference stock		$ 5,400